Supplemental pension plans (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Supplemental pension plans (Details Text)
Contributions to defined-benefit plans are expected	R$ 18,282
Impact on the actuarial exposure	8.5% - 10.0% p.a.
Expenses related to contributions	R$ 942,427	R$ 988,905
Other employee expense	R$ 4,550,580	R$ 5,594,368
Supplementary Pension Plan - Minimum
Supplemental pension plans (Details Text)
Contributions - Supplementary Pension Plan	4.00%
Supplementary Pension Plan - Maximum
Supplemental pension plans (Details Text)
Contributions - Supplementary Pension Plan	5.00%